ADVANCES AND NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
ADVANCES AND NOTES PAYABLE

NOTE 5 – ADVANCES AND NOTES PAYABLE

On January 13, 2021, the Company entered into a share purchase agreement with the Company’s Chief Executive Officer to acquire 80% of Pickpocket, Inc. (“Pickpocket”) for a purchase price of $1.0 million in the form of a promissory note. As of the date of acquisition, Pickpocket did not have any operations or significant assets. Upon acquisition, the Company expensed the $1.0 million as compensation to officer. The transaction was accounted for on a carry-over basis as the Chief Executive Officer was the controlling shareholder in both entities. The promissory note incurs interest at a rate of 5% per annum. During the three months ended March 31, 2023 and 2022, the Company either accrued or paid interest of $12,500. As of March 31, 2023, the Company has accrued interest of $12,500 included within accrued interest, related party on the accompanying balance sheet.

The Company’s chief executive officer and a member of management have advanced the Company funds for operations. The advances do not incur interest and are due on demand. As of March 31, 2023, the balance due on the advances was $368,172. Subsequent to March 31, 2023, additional advances were $10,000.

On March 2, 2023, the Company entered into a revenue purchase agreement with a third party. Under the terms of the agreement, the Company received proceeds of $120,000 for which $169,200 will be repaid in 36 weekly installments of $4,700. The amounts loaned are secured by substantially all of the Company’s assets and are guaranteed by the Company’s Chief Executive Officer and a member of management. Subsequent to March 31, 2022, the Company entered into an additional agreement for $200,000 in proceeds.

NOTE 5 – ADVANCES AND NOTES PAYABLE

The Company entered into a $50,000 note payable in connection with the purchase of software, see Note 4. The note payable does not incur interest and required five monthly payments of $10,000. As of December 31, 2020, a balance of $30,000 remained for which were paid during 2021.

On January 13, 2021, the Company entered into a share purchase agreement with the Company’s Chief Executive Officer to acquire 80% of Pickpocket, Inc. (“Pickpocket”) for a purchase price of $1.0 million in the form of a promissory note. As of the date of acquisition, Pickpocket did not have any operations or significant assets. Upon acquisition, the Company expensed the $1.0 million as compensation to officer. The transaction was accounted for on a carry over basis as the Chief Executive Officer was the controlling shareholder in both entities. The promissory note incurs interest at a rate of 5% per annum. During the year ended December 31, 2021, the Company paid accrued interest of $50,000. As of December 31, 2022, no accrued interest was due.

During the year ended December 31, 2022, the Company’s chief executive officer and a member of management advanced the Company funds for operations. The advances do not incur interest and are due on demand. As of December 31, 2022, the balance due on the advances was $193,739. Subsequent to December 31, 2022, additional advances were $246,645.